Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive unvested restricted stock units - shares shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of anti-dilutive unvested restricted stock units [Abstract]
Warrants	18,750	17,667	18,750	17,667	18,750	16,287
Stock Options	616	2,061	2,399	2,061	1,950	2,025
Unvested Restricted Stock Units	3,207	112	3,251	112	2,896	168
Unvested Restricted Stock Awards			1,276		1,070
Preferred units		47,652		47,652		47,652